RELATED PARTY TRANSACTIONS (Schedule of Amount Due to/from Related Parties-Trading) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amount due from related parties-trading	$ 187	$ 1,310
Amount due to related parties-trading		447
BEMC [Member]
Related Party Transaction [Line Items]
Amount due from related parties-trading	187	1,310
Amount due to related parties-trading		$ 447